Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other Investments [Abstract]
Schedule of other investments
(In thousands)	December 31, 2021	December 31, 2022
Current(i) (ii) (iii)	12,587	11,690
Non-current(ii)	12,058	—
Total	24,645	11,690

(i)	In June 2020, the Group made an investment in an investment fund, which was classified as an equity security, for a cash consideration of US$15,000 thousand, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Group with one-month notice. The equity security was measured and recorded at fair value on a recurring basis based on the quoted price by the investment fund which was the executable transaction prices and the amounts that redemption and new purchases can be made and classified as level 2 inputs. There was a fair value loss of US$6,598 thousand for the year ended December 31, 2021 and a fair value loss of US$5,543 thousand for the year ended December 31, 2022. As of December 31, 2022, the fair value of the investment was US$7,044 thousand.

(ii)	In June 2020, the Group made an investment in an investment fund, which was classified as a debt security carried at fair value, for a cash consideration of US$17,100 thousand, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. The debt security was measured and recorded at fair value on a recurring basis based on the quoted price by the asset management company, which was the executable transaction prices and the amounts that redemption and new purchases can be made and classified as level 2 inputs. There was a fair value loss of US$5,766 thousand for the year ended December 31,2021 and a fair value loss of US$7,415 thousand for the year ended December 31, 2022. As of December 31, 2022, the fair value of the investment was US$4,643 thousand. As the maturity date is within one year as of December 31, 2022, the investment was reclassified from non-current other investment to current other investment.

(iii)	In October 2022, the Group purchased a publicly traded stock of 100 shares for a cash consideration of JPY364,148 on the Japanese stock market. As of December 31, 2022, the fair value of the investment was US$3 thousand.